Document and Entity Information	Mar. 01, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001674335
Document Type	8-K
Document Period End Date	Mar. 01, 2021
Entity Registrant Name	JELD-WEN HOLDING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38000
Entity Tax Identification Number	93-1273278
Entity Address, Address Line One	2645 Silver Crescent Drive
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28273
City Area Code	(704)
Local Phone Number	378-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	JELD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false